Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Nature of operations
Summary of assets and liabilities by level measured at fair value
	2021			2020
Description	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Assets
Marketable Securities	$9,618,743	-	-	$3,249,710	-	-

Liabilities
Derivative liabilities	-	-	-	-	-	$749,600

Estimated useful lives
Computer hardware	3 - 5 years
Computer software	3 years
Equipment	2 - 7 years
Furniture and fixtures	5 - 7 years
Leasehold improvement	Life of lease or asset life if less
Vehicles	3 - 5 years